COMMITMENTS - Movantik Acquisition (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 01, 2020	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2021	Mar. 11, 2021	Jul. 14, 2020
Disclosure of detailed information about intangible assets [line items]
Payment for acquisition of rights				$ 53,368
Agreement amount payable for acquisition of rights			$ 11,000			$ 23,000
Intangible assets			$ 65,626		$ 5,593	$ 71,644
Movantik
Disclosure of detailed information about intangible assets [line items]
Percentage of royalty based on sales			20.00%
Intangible assets			$ 12,500
Present value of total consideration			$ 65,000
Useful life of assets (in years)		10 years 6 months	12 years 6 months
Aemcolo
Disclosure of detailed information about intangible assets [line items]
Useful life of assets (in years)			11 years
AstraZeneca AB | Movantik
Disclosure of detailed information about intangible assets [line items]
Payment for acquisition of rights	$ 52,500
Agreement amount payable for acquisition of rights							$ 16,000	$ 15,500
Increase in agreement amount payable for acquisition of rights							$ 500